Non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2013
Noncontrolling Interest [Abstract]
Non-controlling interest

Changes in non-controlling interest in 2013, 2012 and 2011 are as follows;

(In millions of U.S. dollars)	Ship Finance	Total
December 31, 2012	—	—
Changes in 2013	(2.3)	(2.3)
2013 net (loss)/income	—	—
December 31, 2013	(2.3)	(2.3)